Equity (Share-based Payments to Employees, Non-marketable Options, Exercise Price) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Granted 2014 US Dollar [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price for options outstanding	$ 6.77	$ 7.43	$ 6.81
Granted 2015 US Dollar [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price for options outstanding	6.92	7.59	6.95
Granted 2016 US Dollar [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price for options outstanding	4.21	4.68	$ 4.35
Granted 2017 US Dollar [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price for options outstanding	3.89	$ 4.35
Granted 2018 US Dollar [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price for options outstanding	$ 3.89